Trade receivables (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables
Balance at beginning of the year	R$ 1,280,088	R$ 1,157,619	R$ 1,042,015
Losses	209,360	182,547	176,776
Recoveries	(60,931)	(60,078)	(61,172)
Balance at the end of the year	1,428,517	1,280,088	1,157,619
Write-offs	(636,366)	(508,055)	(329,512)
(Losses)/reversal with state entities - related parties	2,738	(13,206)	290
(Losses) with the private sector / government entities	(209,360)	(182,547)	(176,776)
Recoveries	60,931	60,078	61,172
Amount recorded expense (Note 29)	R$ (782,057)	R$ (643,730)	R$ (444,826)